Condensed Balance Sheets (Unaudited)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)
Current assets:
Cash and cash equivalents	$ 1,935,325		$ 2,644,041	$ 34,237
Accounts receivable, net	284,819		389,120	428,577
Inventories	39,529		54,005	23,036
Deposits, prepayments and other receivables	3,723,967		5,087,683	841,012
Total current assets	6,020,430		8,225,112	1,398,339
Non-current assets:
Property and equipment, net	105,822		144,574	183,950
Operating lease right-of-use assets	2,300,431		3,142,849	3,684,205
Deferred Financing Cost				1,376,650
Total non-current assets	2,406,253		3,287,423	5,244,805
TOTAL ASSETS	8,426,683		11,512,535	6,643,144
Current liabilities:
Accounts payables, accruals, and other current liabilities	568,243		776,333	951,750
Amount due to a shareholder				1,376,650
Bank borrowings	419,529		573,161	756,182
Lease liabilities	23,197		31,692	40,835
Operating lease payable	807,500		1,103,206	1,089,515
Income tax payable
Total current liabilities	2,707,920		3,699,561	5,084,824
Non-current liabilities:
Bank borrowings	45,097		61,612	323,417
Lease liabilities	5,103		6,972	20,716
Operating lease payable	1,546,806		2,113,246	2,668,293
Total non-current liabilities	1,597,006		2,181,830	3,012,426
TOTAL LIABILITIES	4,304,926		5,881,391	8,097,250
Commitments and contingencies
Shareholders’ equity
Share, par value US$0.0000005, 1,000,000,000,000 shares authorized, 20,000,000 shares issued and outstanding*	7	[1]	11	10
Additional paid-in capital	6,652,827		9,089,091	598,980
Retained earnings	(2,531,077)		(3,457,958)	(2,053,096)
Total shareholders' equity	4,121,757		5,631,144	(1,454,106)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	8,426,683		11,512,535	6,643,144
Related Party [Member]
Current assets:
Amount due from related parties	36,790		50,263	71,477
Current liabilities:
Amount due to related party	$ 889,451		$ 1,215,169	$ 869,892

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.